Deferred revenue (Tables)	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Explanation of significant changes in contract liabilities

Contract assets	December 31, 2018
At January 1, 2018	$1,004
Additions to contract assets	9,030
Invoiced during the year	(940)
At December 31, 2018	$9,094

Deferred revenue	December 31, 2018
At January 1, 2018	$8,082
Additions to deferred revenue	19,353
Revenue recognized during the year	(10,754)

At December 31, 2018	$16,681